Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary of Contract Liabilities	A summary of contract liabilities is as follows:

	As of
	December 31, 2020	June 30, 2021
	RMB	RMB	US$
Contract liabilities	71,141	70,166	10,867